     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 19, 1998

                                                             FILE NOS. 333-49829
                                                                       811-08743
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2




REGISTRATION STATEMENT UNDER
   THE SECURITIES ACT OF 1933                                    [X]


   Pre-Effective Amendment No. 2                                 [X]


   Post-Effective Amendment No.                                  [ ]
                                and


REGISTRATION STATEMENT UNDER
   THE INVESTMENT COMPANY ACT OF 1940                            [X]


   Amendment No. 2                                               [X]


                          VAN KAMPEN AMERICAN CAPITAL
                              SENIOR INCOME TRUST
        (Exact Name of Registrant as Specified in Declaration of Trust)

              One Parkview Plaza, Oakbrook Terrace, Illinois 60181 (Address of Principal Executive Offices) (Zip Code)

                                 (630) 684-6000
              (Registrant's Telephone Number, including Area Code)
                              Dennis J. McDonnell
           President, Van Kampen American Capital Senior Income Trust
                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181
                    (Name and Address of Agent for Service)

                                   Copies to:

                             Wayne W. Whalen, Esq.
                              Thomas A. Hale, Esq.
                             Skadden, Arps, Slate,
                           Meagher & Flom (Illinois)
                              333 W. Wacker Drive
                            Chicago, Illinois 60606
                          Pierre de Saint Phalle, Esq.
                             Davis Polk & Wardwell
                              450 Lexington Avenue
                            New York, New York 10017
                             Thomas A. DeCapo, Esq.
                             Skadden, Arps, Slate,
                               Meagher & Flom LLP
                               One Beacon Street
                                Boston, MA 02108
                             Ronald A. Nyberg, Esq.
                           Executive Vice President,
                          General Counsel and Director
                          Van Kampen American Capital
                           Investment Advisory Corp.
                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181

     Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]
                               ------------------
                   CALCULATION OF REGISTRATION FEE UNDER THE
                             SECURITIES ACT OF 1933

==========================================================================================================================
                                                                    PROPOSED            PROPOSED
                                                  AMOUNT OF          MAXIMUM            MAXIMUM             AMOUNT OF
             TITLE OF SECURITIES                SHARES BEING     OFFERING PRICE        AGGREGATE          REGISTRATION
              BEING REGISTERED                  REGISTERED(1)     PER SHARE(2)    OFFERING PRICE(1)(2)       FEE(3)
--------------------------------------------------------------------------------------------------------------------------
Common Shares of Beneficial Interest.........     6,900,000          $10.00           $69,000,000            $20,355
==========================================================================================================================

(1) Includes 900,000 shares subject to the Underwriters' over-allotment option.
(2) Estimated solely for the purpose of calculating the registration fee.
(3) Previously paid.

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.
================================================================================

                           PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

     (A) FINANCIAL STATEMENTS:

        Included in Part A:

           None.

        Included in Part B:

           Independent Accountants' Report; Statement of Assets and Liabilities
           as of             , 1998; Notes to Statement of Asset and Liabilities

     (B) EXHIBITS


               (a)(i)    Declaration of Trust dated April 7, 1998(**)
                  (b)    By-laws(**)
                  (d)    Form of Specimen Certificate of Common Shares of Beneficial Interest of Registrant(*)
                  (e)    Dividend Reinvestment Plan(**)
                  (g)    Investment Advisory Agreement(**)
               (h(1))    Underwriting Agreement(*)
               (h(2))    Master Agreement Among Underwriters(*)
               (h(3))    Master Dealer Agreement(*)
               (j(1))    Custodian Agreement(*)
               (j(2))    Registrar, Transfer Agency and Service Agreement(*)
               (k(1))    Administration Agreement(**)
               (k(2))    Amended and Restated Legal Services Agreement(*)
                  (l)    Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP(+)
                  (n)    Consent of KPMG Peat Marwick LLP(+)
                  (p)    Letter of Investment Intent(**)
                  (r)    Financial Data Schedule(+)
                 (24)    Power of Attorney(**)


---------------

 *  Filed herewith.
**  Previously filed.
 +  To be filed by amendment.

ITEM 25: MARKETING ARRANGEMENTS

     See Exhibit Section 3 of h(1) to this Registration Statement.

ITEM 26: OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

Securities and Exchange Commission fees.....................  $
New York Stock Exchange Listing fee.........................  $
National Association of Securities Dealers, Inc. fees.......  $
Printing and engraving expenses*............................  $
Legal fees*.................................................  $
Accounting expenses*........................................  $
Transfer agent and registrar fees*..........................  $
Blue Sky filing fees and expenses*..........................  $
Miscellaneous expenses*.....................................  $
                                                              ------
               Total........................................  $
                                                              ======
---------------
 * Estimates.

ITEM 27: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable

ITEM 28: NUMBER OF HOLDERS OF SECURITIES

     At May 11, 1998

                  TITLE OF CLASS                     NUMBER OF RECORD HOLDERS
                  --------------                     ------------------------
Common Shares of Beneficial Interest, par value
  $.01 per share...................................                1

ITEM 29: INDEMNIFICATION

     Please see Article 5.3 of the Registrant's Declaration of Trust (Exhibit
(a)(i)) for indemnification of officers and trustees. Registrant's trustees and officers are also covered by a Joint Directors and Officers/Errors and Omissions Insurance Policy. Section 5 of the proposed Investment Advisory Agreement between the Fund and the Adviser provides that in the absence of willful misfeasance, bad faith or gross negligence in connection with the obligations or duties under the Investment Advisory Agreement or on the part of the Adviser, the Adviser shall not be liable to the Fund or to any Common Shareholder of the Fund for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security. The Underwriting Agreement provides that the Registrant shall indemnify the Underwriters (as defined therein) and certain persons related thereto for any loss or liability arising from any alleged misstatement of a material fact (or alleged omission to state a material fact) contained in, among other things, the Registration Statement or Prospectus except to the extent the misstated fact or omission was made in reliance upon information provided by or on behalf of the Underwriters. (See Section 9 of the Underwriting Agreement.)

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant and the Adviser and any underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person or the Registrant and the Underwriters in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person or the Distributor in connection with the Common Shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 30: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Adviser, reference is made to the Adviser's current Form ADV (File No. 801-18161) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

ITEM 31: LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder to be maintained (i) by Registrant will be maintained at its offices, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts or at Boston Equiserve L.P., Blue Hills Office Park, 150 Royall Street, Canton, Massachusetts 02021; and (ii) by the Adviser, will be maintained at its offices, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

ITEM 32: MANAGEMENT SERVICES

     Not applicable

ITEM 33: UNDERTAKINGS

     1. Registrant undertakes to suspend offering of its Common Shares until it amends its prospectus if (a) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or
(b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     2. Not applicable

     3. Not applicable

     4. Not applicable

     5. If applicable:

          (a) For purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933, shall be deemed to be part of this Registration Statement as of the time it was declared effective.

          (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

     6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, its Statement of Additional Information.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERETO DULY AUTHORIZED IN THE CITY OF OAKBROOK TERRACE, AND THE STATE OF ILLINOIS, ON THE 19TH DAY OF JUNE, 1998.


                                          VAN KAMPEN AMERICAN CAPITAL
                                          SENIOR INCOME TRUST

                                          By:    /s/ DENNIS J. MCDONNELL

                                            ------------------------------------
                                                    Dennis J. McDonnell
                                                         President


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED ON JUNE 19, 1998 BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED:



                     SIGNATURES                                              TITLE
                     ----------                                              -----
               /s/ DENNIS J. MCDONNELL                   Chairman, President and Trustee
-----------------------------------------------------
                 Dennis J. McDonnell

              /s/  EDWARD C. WOOD, III*                  Vice President and Chief Financial Officer
-----------------------------------------------------    (Accounting Officer)
                 Edward C. Wood, III

               /s/ THEODORE A. MYERS*                    Trustee
-----------------------------------------------------
                  Theodore A. Myers

                  /s/ ROD DAMMEYER*                      Trustee
-----------------------------------------------------
                    Rod Dammeyer

                                                         Trustee
-----------------------------------------------------
                    David C. Arch

                 /s/ STEVEN MULLER*                      Trustee
-----------------------------------------------------
                    Steven Muller

                 /s/ HOWARD J KERR*                      Trustee
-----------------------------------------------------
                    Howard J Kerr

                                                         Trustee
-----------------------------------------------------
                    Don G. Powell

                                                         Trustee
-----------------------------------------------------
                Hugo F. Sonnenschein

                /s/ WAYNE W. WHALEN*                     Trustee
-----------------------------------------------------
                   Wayne W. Whalen

* Signed by Dennis J. McDonnell pursuant to a Power of Attorney.

               /s/ DENNIS J. MCDONNELL
-----------------------------------------------------
                 Dennis J. McDonnell
                  Attorney-in-Fact



                                                                   June 19, 1998

                       EXHIBIT INDEX TO FORM N-2 EXHIBITS
              SUBMITTED TO THE SECURITIES AND EXCHANGE COMMISSION

                                ON JUNE 19, 1998


     EXHIBITS


                  (d)    Form of Specimen Certificate of Common Shares of Beneficial Interest of Registrant
               (h(1))    Underwriting Agreement
               (h(2))    Master Agreement Among Underwriters
               (h(3))    Master Dealer Agreement
               (j(1))    Custodian Agreement
               (j(2))    Registrar, Transfer Agency and Service Agreement
               (k(2))    Amended and Restated Legal Services Agreement